Expense Example, No Redemption (Vanguard Convertible Securities Fund - Investor Shares, Vanguard Convertible Securities Fund, USD $)	12 Months Ended
Nov. 30, 2012
Vanguard Convertible Securities Fund - Investor Shares | Vanguard Convertible Securities Fund
Expense Example, No Redemption:
1 YEAR	$ 53
3 YEAR	167
5 YEAR	291
10 YEAR	$ 653